Consolidated Statements of Operations and Comprehensive Loss - Schedule of Options for Ordinary Shares (Details)		12 Months Ended
		Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Options [Member]
Schedule of Options for Ordinary Shares [Line Items]
Options, Balance		148,433	148,433
Options, Exercised
Options, Balance		148,433	148,433
Options, Exercisable		148,433	148,433
WAEP [Member]
Schedule of Options for Ordinary Shares [Line Items]
WAEP, Balance	[1]	€ 0.01	€ 0.01
WAEP, Exercised	[1]
WAEP, Balance	[1]	0.01	0.01
WAEP, Exercisable	[1]	€ 0.01	€ 0.01

[1]	Weighted average share price (WAEP)